Related party transactions	12 Months Ended
Mar. 31, 2016
Related party transactions

3.    Related party transactions:

Related party transactions mainly consist of transactions with affiliated companies. NTT Group has entered into a number of different types of transactions with affiliated companies, the most significant of which are the purchases of terminal equipment and materials and the receipt of certain services. Transactions with affiliated companies are based on the values that approximate arm’s-length prices.

Transactions with affiliated companies for each of the three years in the period ended March 31, 2016 and the related balances at March 31, 2014, 2015 and 2016 are as follows:

	2014	2015	2016
	Millions of yen
Operating revenues	¥31,903	¥33,091	¥36,994

Operating expenses	¥127,674	¥135,876	¥136,453

Receivables	¥24,349	¥27,896	¥29,374

Payables	¥119,708	¥110,631	¥116,164

Dividends from affiliated companies accounted for by the equity method for the fiscal years ended March 31, 2014, 2015 and 2016 were ¥23,249 million, ¥25,881 million and ¥20,462 million, respectively.